Provisions for other liabilities and charges	12 Months Ended
Dec. 31, 2017
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Provisions for other liabilities and charges

23. Provisions for other liabilities and charges

All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
At 1 January 2017	56	4	10	36	106
Exchange differences	(5)	—	—	(2)	(7)
Charged to income statement	—	—	—	4	4
Released to income statement	—	—	—	(7)	(7)
Utilised	(6)	—	(2)	(8)	(16)
Disposal through business disposal	—	(1)	3	(2)	—

At 31 December 2017	45	3	11	21	80

Analysis of provisions:

	2017
All figures in £ millions	Deferred consideration	Property	Disposals and closures	Legal and other	Total
Current	5	1	11	8	25
Non-current	40	2	—	13	55

	45	3	11	21	80

	2016
Current	6	1	8	12	27
Non-current	50	3	2	24	79

	56	4	10	36	106

Deferred consideration primarily relates to the formation of a venture in a North America business in 2011. The provision will be utilised over a number of years as payments are based on a royalty rate. Disposals and closures include liabilities related to the disposal of Penguin with the provisions utilised as the disposals and closures are completed. Legal and other includes legal claims, contract disputes and potential contract losses with the provisions utilised as the cases are settled. Restructuring provisions were not material in either 2017 or 2016.